UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                  ----------

                         TEMPLETON EMERGING MARKETS FUND
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end:  8/31
                         -----

Date of reporting period:  2/29/08
                          --------

Item 1. Reports to Stockholders.


Contents

IMPORTANT NOTICE TO SHAREHOLDERS .........................................    1

SEMIANNUAL REPORT

Templeton Emerging Markets Fund ..........................................    2

Performance Summary ......................................................    6

Financial Highlights and Statement of Investments ........................    7

Financial Statements .....................................................   11

Notes to Financial Statements ............................................   14

Annual Meeting of Shareholders ...........................................   20

Dividend Reinvestment and Cash Purchase Plan .............................   21

Shareholder Information ..................................................   23

--------------------------------------------------------------------------------

Important Notice to Shareholders

EXCHANGE-TRADED FUNDS

The Fund may invest up to 10% of its total assets in shares of exchange-traded funds (ETFs) for the purpose of short-term cash management. The Fund will use ETFs when the investment manager determines that the Fund will benefit from market exposure when there is excess cash in the Fund and the investment manager is not able to invest in a single stock fast enough because either the stock is not liquid enough to accommodate a large purchase or the Fund would cause excessive market impact in trying to invest cash in a single stock immediately (referred to as "equitizing cash"). This strategy can allow the investment manager to be more selective in the securities it buys for the Fund and the prices paid because the investment manager is not forced to buy stocks at any price just to get market exposure. The Fund may also use ETFs to provide the Fund with liquidity during volatile markets without having to hold underperforming cash.

An investment in an ETF generally represents the same risks as an investment in a conventional fund (i.e., an investment company that is not exchange-traded). The price of an ETF can fluctuate and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain other risks that do not apply to conventional funds, such as the risk that the market price of the ETF's shares may trade at a discount to their net asset value; the risk that an active market for an ETF's shares may not develop or be maintained; or the risk that an ETF's shares could be delisted from an exchange or that trading may be halted for various reasons.

Most ETFs are investment companies. Therefore, the Fund's purchases of ETFs are subject to limitations on investments in other investment companies under section 12(d)(1) of the 1940 Act, unless exemptions from those limitations are available pursuant to the SEC's current rules, exemptions and interpretations under the 1940 Act.

SHARE REPURCHASE PROGRAM

The Fund's Board previously authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase Fund shares, from time to time, in open-market transactions, at the discretion of management. This authorization remains in effect.


                                           Not part of the semiannual report | 1

Semiannual Report

Templeton Emerging Markets Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets in emerging country equity securities.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                                      50.5%
Europe                                                                    25.3%
Latin America                                                             23.8%
Short-Term Investments & Other Net Assets                                  0.4%

Dear Shareholder:

We are pleased to bring you Templeton Emerging Markets Fund's semiannual report for the period ended February 29, 2008.

PERFORMANCE OVERVIEW

Templeton Emerging Markets Fund delivered cumulative total returns of +14.38% based on market price and +11.25% based on net asset value for the six months under review.

ECONOMIC AND MARKET OVERVIEW

Emerging market equities started the reporting period on a positive note, with most markets recording strong returns in September and October. However, renewed fears of a U.S. recession and its subsequent impact on emerging markets, coupled with global credit concerns, led to market corrections and eliminated part of the gains recorded earlier in the period.

In Asia, India, Indonesia and Pakistan were among the top performing emerging markets. India's strong economic growth gained from a large consumer base and vast foreign reserves. The overall Asian region benefited from a weak U.S. dollar, and consequently countries such as Thailand delivered higher returns. China and South Korea, on the other hand, underperformed during the period. In Europe, the strong Russian market was supported by high commodity prices for the country's exports, robust foreign direct investment inflows and marked economic growth. Turkey, Poland and Hungary, however, recorded declines.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 8.


2 | Semiannual Report

Latin American markets were among the strongest performers during the reporting period. Stronger regional currencies, high commodity prices and greater demand for metals and soft commodities supported resource producers in markets such as Brazil. Accelerating economic growth, high foreign investment flows and lower interest rates pushed the Brazilian stock market to end the period with double-digit returns. However, Mexico underperformed its regional peers as concerns of slowing U.S. growth led investors to stay on the sidelines.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we focus on specific companies and undertake in-depth research to construct an action list from which we make our buy decisions. Before we make a purchase, we look at the company's potential for earnings and growth over a five-year horizon. During our analysis, we also consider the company's position in its sector, the economic framework and political environment.

MANAGER'S DISCUSSION

For the six months under review, the Fund's exposure to the energy, materials, banks and telecommunication services sectors contributed to absolute performance. 1 Brazil's Petrobras (Petroleo Brasileiro) and China's CNOOC in the energy sector and CVRD (Companhia Vale do Rio Doce) of Brazil and India's Sesa Goa in the materials sector were among the largest contributors. Rising oil and commodity prices, coupled with growing demand for oil, coal and metals in China as well as other emerging markets, benefited these companies. In the banks sector, shares of Brazil's Banco Bradesco and Unibanco (Unibanco - Uniao de Bancos Brasileiros) and Thailand's Kasikornbank made gains during the period. Fund holdings Turkcell (Turkcell Illetisim Hizmetleri; Turkey), MTN Group (South Africa; sold by period-end) and Mobile TeleSystems (Russia) contributed the most in the telecommunication services sector.

TOP 10 COUNTRIES
Based on Equity Investments
2/29/08

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
Brazil                                                                    21.3%
--------------------------------------------------------------------------------
China                                                                     16.0%
--------------------------------------------------------------------------------
Russia                                                                     9.8%
--------------------------------------------------------------------------------
Thailand                                                                   8.4%
--------------------------------------------------------------------------------
Turkey                                                                     8.1%
--------------------------------------------------------------------------------
South Korea                                                                7.9%
--------------------------------------------------------------------------------
India                                                                      7.0%
--------------------------------------------------------------------------------
Taiwan                                                                     3.9%
--------------------------------------------------------------------------------
Hong Kong                                                                  3.0%
--------------------------------------------------------------------------------
Poland                                                                     2.7%
--------------------------------------------------------------------------------

1. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The materials sector comprises construction materials, and metals and mining in the SOI. The banks sector comprises commercial banks in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.


                                                           Semiannual Report | 3

TOP 10 HOLDINGS
2/29/08

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Petrobras (Petroleo Brasileiro SA), ADR, pfd.                              7.6%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
CVRD (Companhia Vale do Rio Doce), ADR, pfd., A                            6.6%
   METALS & MINING, BRAZIL
--------------------------------------------------------------------------------
Chalco (Aluminum Corp. of China Ltd.), H                                   4.6%
   METALS & MINING, CHINA
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H                                                     4.1%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
Akbank TAS                                                                 3.4%
   COMMERCIAL BANKS, TURKEY
--------------------------------------------------------------------------------
Banco Bradesco SA, ADR, pfd.                                               3.0%
   COMMERCIAL BANKS, BRAZIL
--------------------------------------------------------------------------------
Norilsk Nickel (Mining and Metallurgical Co. Norilsk Nickel)               2.9%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
Sesa Goa Ltd.                                                              2.7%
   METALS & MINING, INDIA
--------------------------------------------------------------------------------
Gazprom, ADR                                                               2.7%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
CNOOC Ltd.                                                                 2.6%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------

Sectors that detracted from Fund performance during the reporting period included transportation, consumer durables and apparel, and capital goods. 2 In the transportation sector, China's Chiwan Wharf Holdings and South Africa's Imperial Holdings were significant detractors. We sold the Fund's position in Imperial Holdings by period-end to focus on what we considered more attractively valued companies in the emerging markets investment universe. On the other hand, we continued to hold Chiwan Wharf Holdings due to the company's strong growth in its existing port operations and gradual diversification into other Chinese ports. In the consumer durables and apparel sector, South Korea's Avista and Hong Kong's Tack Fat Group International were major detractors. We continued to hold both stocks due to their attractive valuations. In the capital goods sector, shares of South Korea's Hyundai Development declined in value. We remained confident of this leading residential property developer's prospects based on its dominant market position.

Geographically, investments in Brazil and India made noteworthy contributions to performance. In addition to the stocks discussed earlier, Souza Cruz, Brazil's major tobacco company, Nalco (National Aluminium), India's largest aluminum products manufacturer and distributor, and GAIL, India's biggest gas transportation and distribution company, performed well. Conversely, investments in China and South Korea underperformed and were the largest detractors on a geographic basis. Fund holdings Chalco (Aluminum Corporation of China) and Hyundai Development experienced price corrections during the period after recording strong returns during the past few years.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 29, 2008, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

2. The transportation sector comprises transportation infrastructure in the SOI. The consumer durables and apparel sector comprises household durables; and textiles, apparel and luxury goods in the SOI. The capital goods sector comprises construction and engineering, and industrial conglomerates in the SOI.


4 | Semiannual Report

During the reporting period, we made select purchases in textiles, apparel and luxury goods companies and food products companies as recent market corrections made stock valuations more attractive. These included two Hong Kong-based companies, Victory City International Holdings, a fabric and yarn manufacturer and processor, and Tack Fat Group International, a swimwear and casual wear producer for major international brands such as Reebok, Speedo and Calvin Klein. People's Food Holdings, one of China's biggest meat processing companies, was another purchase.

To raise funds for income and capital gains distributions in 2007, we sold a number of holdings. These sales also allowed the Fund to focus on stocks we considered relatively more attractively valued within our investment universe. We sold select positions as stocks reached sale price targets. As a result, the Fund's exposure to telecommunication services and pharmaceuticals companies fell. We eliminated the Fund's exposure to South Africa and at the same time reduced investments in Hungary, India and Turkey during the reporting period. Major sales included Remgro, Richter Gedeon and MTN Group.

Thank you for your continued participation in Templeton Emerging Markets Fund. We look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]           /s/ Mark Mobius

                          Mark Mobius
                          Executive Chairman
                          Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
SYMBOL: EMF                                                CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.73            $23.87         $23.14
---------------------------------------------------------------------------------------------------
Market Price (NYSE)                                        +$0.93            $21.49         $20.56
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.3369
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.3575
---------------------------------------------------------------------------------------------------
Long-Term Capital Gain                     $1.4726
---------------------------------------------------------------------------------------------------
      TOTAL                                $2.1670
---------------------------------------------------------------------------------------------------

PERFORMANCE

------------------------------------------------------------------------------------------------------
                                           6-MONTH           1-YEAR           5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
Cumulative Total Return 1
------------------------------------------------------------------------------------------------------
   Based on change in NAV 2                 +11.25%          +44.87%         +356.99%         +294.97%
------------------------------------------------------------------------------------------------------
   Based on change in market price 3        +14.38%          +42.27%         +342.86%         +222.80%
------------------------------------------------------------------------------------------------------
Average Annual Total Return 1
------------------------------------------------------------------------------------------------------
   Based on change in NAV 2                 +11.25%          +44.87%          +35.50%          +14.72%
------------------------------------------------------------------------------------------------------
   Based on change in market price 3        +14.38%          +42.27%          +34.65%          +12.43%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.


6 | Semiannual Report

Templeton Emerging Markets Fund

FINANCIAL HIGHLIGHTS

                                       ---------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
                                          (UNAUDITED)            2007            2006            2005           2004           2003
                                       ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
  period ............................     $    23.14      $     20.56     $     17.98     $     13.40    $     10.82     $     8.76
                                       ---------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income a ..........           0.03             0.37            0.33            0.32           0.22           0.18
   Net realized and unrealized
     gains (losses) .................           2.87             7.47            4.25            4.51           2.59           2.03
                                       ---------------------------------------------------------------------------------------------
Total from investment operations ....           2.90             7.84            4.58            4.83           2.81           2.21
                                       ---------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ............          (0.34)           (0.64)          (0.39)          (0.25)         (0.23)         (0.15)
   Net realized gains ...............          (1.83)           (4.62)          (1.61)             --             --             --
                                       ---------------------------------------------------------------------------------------------
Total distributions .................          (2.17)           (5.26)          (2.00)          (0.25)         (0.23)         (0.15)
                                       ---------------------------------------------------------------------------------------------
Net asset value, end of period ......     $    23.87      $     23.14     $     20.56     $     17.98    $     13.40     $    10.82
                                       ---------------------------------------------------------------------------------------------
Market value, end of period b .......     $    21.49      $     20.56     $     18.94     $     18.31    $     14.24     $    11.84
                                       =============================================================================================

Total return (based on market value
  per share) c ......................          14.38%           41.62%          15.01%          30.66%         22.62%         50.83%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................           1.55% e          1.55% e         1.58% e         1.57% e        1.63% e        1.84%
Net investment income ...............           0.23%            1.86%           1.66%           2.00%          1.70%          1.94%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...     $  431,416      $   418,213     $   366,549     $   318,240    $   236,848     $  191,076
Portfolio turnover rate .............           1.63%           33.15%          43.03%          36.04%         67.63%         48.69%

a Based on average daily shares outstanding.

b Based on the last sale on NYSE Euronext (formerly the New
York Stock Exchange).

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Benefit of expense reduction rounds to less than 0.01%.


                                                           Semiannual Report |
  The accompanying notes are an integral part of these financial statements. | 7

Templeton Emerging Markets Fund

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.6%
  COMMON STOCKS AND RIGHTS 80.6%
  AUSTRIA 1.5%
  OMV AG .............................................          Oil, Gas & Consumable Fuels                89,020   $     6,472,840
                                                                                                                    ----------------
  BRAZIL 2.3%
  Centrais Eletricas Brasileiras SA ..................              Electric Utilities                    217,988         3,192,792
  Souza Cruz SA ......................................                    Tobacco                         229,973         6,667,592
                                                                                                                    ----------------
                                                                                                                          9,860,384
                                                                                                                    ----------------
  CHINA 16.0%
  Aluminum Corp. of China Ltd., H ....................                Metals & Mining                   9,792,000        19,757,539
  China Petroleum and Chemical Corp., H ..............          Oil, Gas & Consumable Fuels             7,874,000         8,955,719
  Chiwan Wharf Holdings Ltd., B ......................         Transportation Infrastructure              991,000         1,719,369
  CNOOC Ltd. .........................................          Oil, Gas & Consumable Fuels             6,512,000        11,231,266
  Denway Motors Ltd. .................................                  Automobiles                    17,270,730         8,922,746
  People's Food Holdings Ltd. ........................                 Food Products                    1,093,000           846,194
  PetroChina Co. Ltd., H .............................          Oil, Gas & Consumable Fuels            11,688,000        17,784,993
                                                                                                                    ----------------
                                                                                                                         69,217,826
                                                                                                                    ----------------
  HONG KONG 3.0%
  Dairy Farm International Holdings Ltd. .............           Food & Staples Retailing               1,595,100         7,784,088
  Tack Fat Group International Ltd. ..................       Textiles, Apparel & Luxury Goods          15,029,000         1,719,024
  Victory City International Holdings Ltd. ...........       Textiles, Apparel & Luxury Goods          11,936,000         3,482,142
                                                                                                                    ----------------
                                                                                                                         12,985,254
                                                                                                                    ----------------
  HUNGARY 1.8%
  MOL Hungarian Oil and Gas Nyrt. ....................          Oil, Gas & Consumable Fuels                56,975         7,793,534
                                                                                                                    ----------------
  INDIA 7.0%
  Hindalco Industries Ltd. ...........................                Metals & Mining                     791,800         4,025,446
  National Aluminium Co. Ltd. ........................                Metals & Mining                     613,230         7,118,507
  Oil & Natural Gas Corp. Ltd. .......................          Oil, Gas & Consumable Fuels               250,395         6,349,884
  Peninsula Land Ltd. ................................     Real Estate Management & Development           305,000           735,377
  Sesa Goa Ltd. ......................................                Metals & Mining                     135,814        11,785,743
                                                                                                                    ----------------
                                                                                                                         30,014,957
                                                                                                                    ----------------
  INDONESIA 2.2%
  PT Astra International Tbk .........................                  Automobiles                     1,409,000         4,328,809
  PT Bank Central Asia Tbk ...........................               Commercial Banks                  12,849,000         5,067,311
                                                                                                                    ----------------
                                                                                                                          9,396,120
                                                                                                                    ----------------
  MEXICO 2.5%
  Kimberly Clark de Mexico SAB de CV, A ..............              Household Products                  1,572,800         6,497,298
  Telefonos de Mexico SAB de CV, L, ADR ..............    Diversified Telecommunication Services          133,674         4,437,977
                                                                                                                    ----------------
                                                                                                                         10,935,275
                                                                                                                    ----------------


8 | Semiannual Report

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  PAKISTAN 2.1%
  Faysal Bank Ltd. ...................................               Commercial Banks                   5,431,500   $     4,989,703
  MCB Bank Ltd. ......................................               Commercial Banks                     589,450         4,089,486
                                                                                                                    ----------------
                                                                                                                          9,079,189
                                                                                                                    ----------------
  POLAND 2.7%
  Grupa Lotos SA .....................................          Oil, Gas & Consumable Fuels               306,000         4,474,258
a Polski Koncern Naftowy Orlen SA ....................          Oil, Gas & Consumable Fuels               404,750         6,951,264
                                                                                                                    ----------------
                                                                                                                         11,425,522
                                                                                                                    ----------------
  RUSSIA 9.8%
  Gazprom, ADR .......................................          Oil, Gas & Consumable Fuels               231,422        11,611,599
  LUKOIL, ADR ........................................          Oil, Gas & Consumable Fuels               101,006         7,484,545
  LUKOIL, ADR (London Exchange) ......................          Oil, Gas & Consumable Fuels                36,510         2,716,344
  Mining and Metallurgical Co. Norilsk Nickel ........                Metals & Mining                      44,679        12,670,964
  Mobile TeleSystems, ADR ............................      Wireless Telecommunication Services            77,300         6,343,238
  OAO TMK, GDR .......................................          Energy Equipment & Services                41,000         1,407,530
                                                                                                                    ----------------
                                                                                                                         42,234,220
                                                                                                                    ----------------
  SOUTH KOREA 7.9%
  Avista Inc. ........................................       Textiles, Apparel & Luxury Goods             186,910         2,179,505
  Hyundai Development Co. ............................          Construction & Engineering                104,630         7,621,205
  Kangwon Land Inc. ..................................         Hotels, Restaurants & Leisure              330,008         7,309,692
  Neopharm Co. Ltd. ..................................               Personal Products                    174,065         2,020,455
  SK Energy Co. Ltd. .................................          Oil, Gas & Consumable Fuels                78,859        10,959,054
  SK Holdings Co. Ltd. ...............................           Industrial Conglomerates                  21,990         3,992,647
                                                                                                                    ----------------
                                                                                                                         34,082,558
                                                                                                                    ----------------
  SWEDEN 1.4%
  Oriflame Cosmetics SA, SDR .........................               Personal Products                     91,120         6,121,738
                                                                                                                    ----------------
  TAIWAN 3.9%
  MediaTek Inc. ......................................   Semiconductors & Semiconductor Equipment         210,094         2,419,326
  Taiwan Mobile Co. Ltd. .............................      Wireless Telecommunication Services         3,958,594         6,709,698
  Taiwan Semiconductor Manufacturing Co. Ltd. ........   Semiconductors & Semiconductor Equipment       3,878,007         7,727,163
                                                                                                                    ----------------
                                                                                                                         16,856,187
                                                                                                                    ----------------
  THAILAND 8.4%
  Amata Corp. Public Co. Ltd., fgn. ..................     Real Estate Management & Development         4,557,300         2,345,616
  Kasikornbank Public Co. Ltd., fgn. .................               Commercial Banks                   2,251,200         6,401,347
  Kiatnakin Bank Public Co. Ltd., fgn. ...............               Consumer Finance                   6,640,700         6,224,008
  Land and Houses Public Co. Ltd., fgn. ..............              Household Durables                  6,872,332         1,986,917
  PTT Exploration and Production Public Co. Ltd.,
     fgn. ............................................          Oil, Gas & Consumable Fuels             1,226,600         6,274,269
  PTT Public Co. Ltd., fgn. ..........................          Oil, Gas & Consumable Fuels               578,000         6,280,413
  Siam Cement Public Co. Ltd., fgn. ..................            Construction Materials                  608,620         4,138,036


                                                           Semiannual Report | 9

Templeton Emerging Markets Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  THAILAND (CONTINUED)
  Siam Commercial Bank Public Co. Ltd., fgn. .........               Commercial Banks                     918,100   $     2,552,303
a True Corp. Public Co. Ltd., fgn., rts., 3/28/08 ....    Diversified Telecommunication Services          246,818                --
                                                                                                                    ----------------
                                                                                                                         36,202,909
                                                                                                                    ----------------
  TURKEY 8.1%
  Akbank TAS .........................................               Commercial Banks                   2,723,231        14,614,636
  Tupras-Turkiye Petrol Rafineleri AS ................          Oil, Gas & Consumable Fuels               427,186        10,937,782
  Turkcell Iletisim Hizmetleri AS ....................      Wireless Telecommunication Services           957,217         9,489,820
                                                                                                                    ----------------
                                                                                                                         35,042,238
                                                                                                                    ----------------
  TOTAL COMMON STOCKS AND RIGHTS
     (COST $197,782,590) .............................                                                                  347,720,751
                                                                                                                    ----------------
  PREFERRED STOCKS 19.0%
  BRAZIL 19.0%
  Banco Bradesco SA, ADR, pfd. .......................               Commercial Banks                     416,148        13,062,886
  Companhia Vale do Rio Doce, ADR, pfd., A ...........                Metals & Mining                     966,300        28,331,916
  Petroleo Brasileiro SA, ADR, pfd. ..................          Oil, Gas & Consumable Fuels               335,160        32,822,219
  Unibanco - Uniao de Bancos Brasileiros SA, GDR,
     pfd. ............................................               Commercial Banks                      56,700         7,689,654
                                                                                                                    ----------------
  TOTAL PREFERRED STOCKS (COST $21,348,293) ..........                                                                   81,906,675
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS
     (COST $219,130,883) .............................                                                                  429,627,426
                                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $1,384,626) 0.3%
  MONEY MARKET FUND 0.3%
  UNITED STATES 0.3%
b Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 3.13% ................................                                                  1,384,626         1,384,626
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $220,515,509)
     99.9% ...........................................                                                                  431,012,052
  OTHER ASSETS, LESS LIABILITIES 0.1% ................                                                                      404,202
                                                                                                                    ----------------
  NET ASSETS 100.0% ..................................                                                              $   431,416,254
                                                                                                                    ================

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

a Non-income producing for the twelve months ended February 29, 2008.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Emerging Markets Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ................................................   $219,130,883
      Cost - Sweep Money Fund (Note 7) ...........................................      1,384,626
                                                                                     -------------
      Total cost of investments ..................................................   $220,515,509
                                                                                     =============
      Value - Unaffiliated issuers ...............................................   $429,627,426
      Value - Sweep Money Fund (Note 7) ..........................................      1,384,626
                                                                                     -------------
      Total value of investments .................................................    431,012,052
   Foreign currency, at value (cost $453,629) ....................................        453,404
   Receivables:
      Dividends ..................................................................      1,172,724
      Foreign tax ................................................................         49,233
                                                                                     -------------
         Total assets ............................................................    432,687,413
                                                                                     -------------
Liabilities:
   Payable to affiliates .........................................................        462,545
   Deferred tax ..................................................................        657,143
   Accrued expenses and other liabilities ........................................        151,471
                                                                                     -------------
         Total liabilities .......................................................      1,271,159
                                                                                     -------------
            Net assets, at value .................................................   $431,416,254
                                                                                     =============
Net assets consist of:
   Paid-in capital ...............................................................   $212,252,728
   Distributions in excess of net investment income ..............................     (8,679,457)
   Net unrealized appreciation (depreciation) ....................................    209,846,813
   Accumulated net realized gain (loss) ..........................................     17,996,170
                                                                                     -------------
            Net assets, at value .................................................   $431,416,254
                                                                                     =============
Shares outstanding ...............................................................     18,073,033
                                                                                     =============
Net asset value per share ........................................................   $      23.87
                                                                                     =============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 11

Templeton Emerging Markets Fund

STATEMENT OF OPERATIONS
for the six months ended February 29, 2008 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $287,193)
      Unaffiliated issuers .......................................................   $  3,967,931
      Sweep Money Fund (Note 7) ..................................................         29,368
                                                                                     -------------
         Total investment income .................................................      3,997,299
                                                                                     -------------
Expenses:
   Management fees (Note 3a) .....................................................      2,816,492
   Administrative fees (Note 3b) .................................................        338,255
   Transfer agent fees ...........................................................         48,281
   Custodian fees (Note 4) .......................................................        187,753
   Reports to shareholders .......................................................         25,358
   Registration and filing fees ..................................................         16,120
   Professional fees .............................................................         29,326
   Trustees' fees and expenses ...................................................         19,469
   Other .........................................................................          7,418
                                                                                     -------------
         Total expenses ..........................................................      3,488,472
         Expense reductions (Note 4) .............................................           (759)
                                                                                     -------------
            Net expenses .........................................................      3,487,713
                                                                                     -------------
               Net investment income .............................................        509,586
                                                                                     -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ................................................................     19,309,209
      Foreign currency transactions ..............................................       (128,733)
                                                                                     -------------
               Net realized gain (loss) ..........................................     19,180,476
                                                                                     -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ................................................................     33,010,915
      Translation of assets and liabilities denominated in foreign currencies ....         (3,288)
   Change in deferred taxes on unrealized appreciation (depreciation) ............       (329,955)
                                                                                     -------------
               Net change in unrealized appreciation (depreciation) ..............     32,677,672
                                                                                     -------------
Net realized and unrealized gain (loss) ..........................................     51,858,148
                                                                                     -------------
Net increase (decrease) in net assets resulting from operations ..................   $ 52,367,734
                                                                                     =============


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               FEBRUARY 29, 2008     YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2007
                                                                                               ------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income .................................................................   $         509,586   $     6,749,870
     Net realized gain (loss) from investments and foreign currency transactions ...........          19,180,476        60,733,635
     Net change in unrealized appreciation (depreciation) on investments, translation
        of assets and liabilities denominated in foreign currencies, and deferred taxes ....          32,677,672        73,705,723
                                                                                               ------------------------------------
          Net increase (decrease) in net assets resulting from operations ..................          52,367,734       141,189,228
                                                                                               ------------------------------------
  Distributions to shareholders from:
     Net investment income .................................................................          (6,088,805)      (11,407,091)
     Net realized gains ....................................................................         (33,075,458)      (82,673,975)
                                                                                               ------------------------------------
  Total distributions to shareholders ......................................................         (39,164,263)      (94,081,066)
                                                                                               ------------------------------------

  Capital share transactions: (Note 2) .....................................................                  --         4,555,295
                                                                                               ------------------------------------
          Net increase (decrease) in net assets ............................................          13,203,471        51,663,457
Net assets:
  Beginning of period ......................................................................         418,212,783       366,549,326
                                                                                               ------------------------------------
  End of period ............................................................................   $     431,416,254   $   418,212,783
                                                                                               ------------------------------------
Distributions in excess of net investment income included in net assets:
  End of period ............................................................................   $      (8,679,457)  $    (3,100,238)
                                                                                               ====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Templeton Emerging Markets Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, closed-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


14 | Semiannual Report

Templeton Emerging Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                          Semiannual Report | 15

Templeton Emerging Markets Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2008, there were an unlimited number of shares authorized (without par value). During the period ended February 29, 2008 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market. During the year ended August 31, 2007, 243,729 shares were issued for $4,555,295 from reinvested distributions.


16 | Semiannual Report

Templeton Emerging Markets Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

The Fund's Board of Trustees previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. This authorization remains in effect. During the periods ended August 31, 2007 and February 29, 2008, there were no shares repurchased.

3. TRANSACTION WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                          AFFILIATION
--------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)              Investment manager
Franklin Templeton Services, LLC (FT Services)      Administrative manager

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE        NET ASSETS
--------------------------------------------------------------------------------
      1.250%               Up to and including $1 billion
      1.200%               Over $1 billion, up to and including $5 billion
      1.150%               Over $5 billion, up to and including $10 billion
      1.100%               Over $10 billion, up to and including $15 billion
      1.050%               Over $15 billion, up to and including $20 billion
      1.000%               In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.15% per year of the average daily net assets of the Fund.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 17

Templeton Emerging Markets Fund

5. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $   220,748,203
                                                                ================

Unrealized appreciation .....................................   $   213,976,619
Unrealized depreciation .....................................        (3,712,770)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   210,263,849
                                                                ================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and foreign taxes on the sales of securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $8,031,831 and $47,680,101, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support


18 | Semiannual Report

Templeton Emerging Markets Fund

9. REGULATORY AND LITIGATION MATTERS (CONTINUED)

payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of August 31, 2007, and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 19

Templeton Emerging Markets Fund

ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 22, 2008

The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on February 22, 2008. The purpose of the meeting was to elect four Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Ann Torre Bates, Frank J. Crothers and Edith E. Holiday.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

The election of four Trustees:

-------------------------------------------------------------------------------------------------
                                                        % OF                              % OF
                                                       SHARES                             SHARES
                                           % OF       PRESENT                 % OF       PRESENT
                                        OUTSTANDING     AND                OUTSTANDING     AND
TERM EXPIRING 2011             FOR        SHARES       VOTING   WITHHELD     SHARES       VOTING
-------------------------------------------------------------------------------------------------
Harris J. Ashton .......   14,750,181      81.61%      97.21%    422,713      2.34%       2.79%
Frank J. Crothers ......   14,747,492      81.60%      97.20%    425,402      2.35%       2.80%
Edith E. Holiday .......   14,753,039      81.63%      97.23%    419,855      2.32%       2.77%

-------------------------------------------------------------------------------------------------
TERM EXPIRING 2009
-------------------------------------------------------------------------------------------------
Ann Torre Bates ........   14,745,721      81.59%      97.18%    427,173      2.36%       2.82%

* Charles B. Johnson, Gregory E. Johnson, David W. Niemiec, Frank A. Olson, Larry D. Thompson, Constantine D. Tseretopoulos and Robert E. Wade are Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.


20 | Semiannual Report

Templeton Emerging Markets Fund

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; share dividends and capital gains distributions will be reinvested automatically; BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on NYSE Euronext (formerly the New York Stock Exchange) or otherwise on the open market.

A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Bank, N.A." and sent to BNY Mellon Shareowner Services, P.O. Box 382009, Pittsburgh, PA 15250-8009,
Attention: Templeton Emerging Markets Fund. The Plan Administrator shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

Whenever shares are purchased on NYSE Euronext or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator's fee for a sale of shares through the Plan are $15.00 per transaction plus a $0.12 per share trading fee.

A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to BNY Mellon Shareowner Services, P.O. Box 358035, Pittsburgh, PA 15252-8035. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant's name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share.

DIRECT DEPOSIT SERVICE FOR REGISTERED SHAREHOLDERS

Cash distributions can now be electronically credited to a checking or saving account at any financial institution that participates in the Automated Clearing House ("ACH") system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to http://vault.bnymellon.com/isd or dial 1-800-416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.


                                                          Semiannual Report | 21

Templeton Emerging Markets Fund

TRANSFER AGENT

BNY Mellon Shareowner Services
P.O. Box 358015
Pittsburgh, PA 15252-8015
1-800-416-5585
www.bnymellon.com

DIRECT REGISTRATION

If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at BNY Mellon Shareowner Services through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, to electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminates the possibility of lost certificates. For additional information, please contact BNY Mellon Shareowner Services at 1-800-416-5585.

SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Fund are traded on NYSE Euronext under the symbol "EMF." Information about the net asset value and the market price is published each Monday in the WALL STREET JOURNAL, weekly in BARRON'S and each Saturday in THE NEW YORK TIMES and other newspapers. Daily market prices for the Fund's shares are published in the "NYSE Euronext Composite Transactions" section of newspapers.

For current information about dividends and shareholder accounts, call 1-800-416-5585. Registered shareholders can access their Fund account on-line with Investor ServiceDirect(R). For information go to BNY Mellon Shareowner Services' web site at https://vault.bnymellon.com/isd and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. Pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.


22 | Semiannual Report

Templeton Emerging Markets Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which include the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSR for the year ended August 31, 2007. Additionally, the Fund expects to file, on or about April 30, 2008, such certifications with its Form N-CSRS for the six months ended February 29, 2008.


                                                          Semiannual Report | 23

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



Item 4. Principal Accountant Fees and Services.          N/A


Item 5. Audit Committee of Listed Registrants.

Members of the Audit Committee are: Frank J. Crothers, David W. Niemiec, Ann Torre Bates and Constantine D. Tseretopoulos.


Item 6. Schedule of Investments.  N/A


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Templeton Asset Management Ltd. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from RiskMetrics, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager's clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trusteesor a committee of the board.

Where a material conflict of interest has been identified, but the items on which the manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on Sections 12(d)(1) of the 1940 Act, or pursuant to an SEC exemptive order; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to the Fund's governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Manager's proxy voting policies and principles The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

Anti-takeover mechanisms and related issues. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

Changes to capital structure. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A


Item 9.  Purchases of Equity  Securities  by  Closed-End  Management  Investment
Company and Affiliated Purchasers.   N/A


Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND




By /s/GALEN G. VETTER
  ------------------------------
Galen G. Vetter
Chief Executive Officer -
  Finance and Administration
Date:  April 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By /s/GALEN G. VETTER
  -----------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date:  April 28, 2008





By /s/LAURA F. FERGERSON
  -----------------------------
Laura F. Fergerson
Chief Financial Officer and
Chief Accounting Officer
Date:  April 28, 2008